Valuation Results and Net Trading Income - Summary of Valuation Results and Net Trading Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation Results And Net Trading Income [Abstract]
Securities trading results		€ 974	€ (722)	€ 656
Derivatives trading results		(998)	540	59
Other trading results		117	116	62
Change in fair value of derivatives relating to
- fair value hedges		(318)	185	(184)
- cash flow hedges (ineffective portion)		47	(19)	44
- other non-tradingderivatives		93	868	(301)
Change in fair value of assets and liabilities (hedged items)		(518)	(176)	91
Valuation results on assets and liabilities designated at FVPL (excluding trading)		(358)	366	(109)
Foreign exchange transactions results		801	69	1,194
Valuation results and net trading income	[1]	€ (159)	€ 1,227	€ 1,512

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.